Restatement of Financial Statements (Details) - Condensed Consolidated Balance Sheet Data (USD $)	Sep. 30, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative liabilities	$ 10,025,132		$ 2,208,184	$ 5,967,330
Total liabilities	13,590,732		7,374,996	9,474,707
Preferred Stock	16,773,733		9,838,569	9,838,569
Additional paid-in capital	58,760,356		49,933,608	49,504,516
Accumulated deficit	(82,324,894)		(64,571,897)	(56,395,235)
Total stockholders’ equity (deficit)	(1,858,804)		399,056	9,169,176	(4,055,272)
Scenario, Previously Reported [Member]
Derivative liabilities	2,236,080
Total liabilities	5,801,680
Preferred Stock	17,100,978
Additional paid-in capital	66,395,192
Accumulated deficit	(82,497,923)
Total stockholders’ equity (deficit)	5,930,248
Restatement Adjustment [Member]
Derivative liabilities	7,789,052	[1]
Total liabilities	7,789,052
Preferred Stock	(327,245)	[2]
Additional paid-in capital	(7,634,836)	[3]
Accumulated deficit	173,029	[4]
Total stockholders’ equity (deficit)	$ (7,789,052)

[1]	Represents the warrant derivative liability as of September 30, 2013, related to warrants and unit warrants with cash settlement provisions issued during the three months ended September 30, 2013 (see Notes 8 and 9).
[2]	Represents the reduction in allocation of 2013 Private Placement proceeds to Series 1 Convertible Preferred Stock resulting from the correction of the allocation of proceeds to the warrants recorded as liabilities at their fair value (see Note 1).
[3]	Represents the warrant derivative liability on the date of issuance related to warrants and unit warrants with cash settlement provisions issued during the three months ended September 30, 2013, less the corrected allocation of 2013 Private Placement proceeds to Series 1 Convertible Preferred Stock resulting from an allocation of proceeds to the warrants recorded as liabilities at their fair value (see Notes 1, 8 and 9).
[4]	Represents the gain on revaluation of warrants and unit warrants between their issuance date and September 30, 2013 (see Notes 8 and 9).